UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2006
                                                --------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       ELIAS ASSET MANAGEMENT INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number:  28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathy Strohmeyer
Title:      Operations Manager
Phone:      716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer              Williamsville, NY             02/07/06
--------------------------------------------------------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69

Form 13F Information Table Value Total:   $223978
                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number          Name

      [Repeat as necessary.]

                             Elias Asset Management
                                    FORM 13F
                                    31-Mar-06

                                                                                                                Voting Authority
                                                                                                                ----------------
                                                             Value   Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole    Shared  None
------------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------   ----    ------  ----
American Express Co.            COM             025816109     3838      73031  SH           Sole               73031
Amgen Inc.                      COM             031162100     3915      53812  SH           Sole               53812
Apache Corp.                    COM             037411105     3272      49945  SH           Sole               49945
Apple Computer                  COM             037833100      953      15200  SH           Sole               15200
B J Services                    COM             055482103     2644      76420  SH           Sole               76420
Biogen Idec Inc.                COM             09062X103     2610      55415  SH           Sole               55415
C.R. Bard Inc.                  COM             067383109     3501      51630  SH           Sole               51630
Carnival Corp.                  COM             143658300     2971      62729  SH           Sole               62729
Ciena Corp.                     COM             171779101       52      10000  SH           Sole               10000
Cisco Systems Inc.              COM             17275R102     3849     177620  SH           Sole              177620
Dell Inc.                       COM             24702R101     2828      95039  SH           Sole               95039
EBay Inc.                       COM             278642103     3228      82645  SH           Sole               82645
EMC Corp. Mass                  COM             268648102     3550     260479  SH           Sole              260479
Exxon Mobil Corp.               COM             30231G102     4459      73271  SH           Sole               73271
Genentech Inc.                  COM             368710406     3772      44630  SH           Sole               44630
General Electric Co.            COM             369604103     4457     128139  SH           Sole              128139
Hershey Company                 COM             427866108     2899      55510  SH           Sole               55510
Home Depot Inc.                 COM             437076102     4071      96231  SH           Sole               96231
Honeywell International         COM             438516106     3961      92610  SH           Sole               92610
Intel Corp.                     COM             458140100     3187     163797  SH           Sole              163797
JDS Uniphase Corp.              COM             46612J101       42      10000  SH           Sole               10000
Johnson & Johnson               COM             478160104     3142      53057  SH           Sole               53057
Lucent Technologies             COM             549463107     3650    1196615  SH           Sole             1196615
Marriott Intl. Inc.             COM             571903202     3446      50230  SH           Sole               50230
Medco Health Solutions, Inc.    COM             58405U102     3207      56051  SH           Sole               56051
Microsoft Inc.                  COM             594918104     1713      62949  SH           Sole               62949
Morgan Stanley                  COM             617446448     1148      18272  SH           Sole               18272
Motorola Inc.                   COM             620076109     3735     163046  SH           Sole              163046
Northern Trust Corp.            COM             665859104     3956      75355  SH           Sole               75355
Pepsico Inc.                    COM             713448108     4028      69694  SH           Sole               69694
Pfizer Inc.                     COM             717081103     2827     113459  SH           Sole              113459
Procter & Gamble                COM             742718109      409       7089  SH           Sole                7089
Royal Dutch Shell PLC ADR Cl A  COM             780259206      283       4550  SH           Sole                4550
Schering-Plough Corp.           COM             806605101     3147     165710  SH           Sole              165710
St. Jude Medical Inc.           COM             790849103     3220      78545  SH           Sole               78545
Staples Inc.                    COM             855030102     3667     143710  SH           Sole              143710
Texas Instruments Inc.          COM             882508104     4517     139114  SH           Sole              139114
United Technologies Corp.       COM             913017109     4074      70283  SH           Sole               70283
Walgreen Co.                    COM             931422109     3720      86248  SH           Sole               86248
Wells Fargo & Company           COM             949746101     3842      60151  SH           Sole               60151
Financial Select Sector SPDR                    81369Y605     2936      90195  SH           Sole               90195
IShares Cohen & Steers Realty                   464287564      280       3260  SH           Sole                3260
IShares DJ Select Dividend Ind                  464287168     5840      93135  SH           Sole               93135
IShares MSCI Canada Index Fund                  464286509     2238      94725  SH           Sole               94725
IShares MSCI EAFE Index                         464287465    16990     261710  SH           Sole              261710
IShares MSCI Emerging Markets                   464287234     2872      29013  SH           Sole               29013
IShares Russell 1000 Growth In                  464287614      556      10540  SH           Sole               10540
IShares Russell 1000 Value Ind                  464287598    17078     233600  SH           Sole              233600
IShares S&P Global Healthcare                   464287325      738      13670  SH           Sole               13670
IShares S&P Small Cap 600 Inde                  464287804    17772     272454  SH           Sole              272454
Powershares High Yield Eq Dvd                   73935X302      154      10275  SH           Sole               10275
S & P Mid-Cap 400 Dep Rcpts                     595635103    18095     125000  SH           Sole              125000
Technology Select Sector SPDR                   81369Y803     3051     137815  SH           Sole              137815
Utilities Select Sector SPDR                    81369Y886      611      19805  SH           Sole               19805
Hallmark First Mutual Fund                      40625Q400      215   21190.69  SH           Sole            21190.69
Amgen Inc.                                      031162100     3499      48100  SH           Sole               48100
Amylin Pharmaceuticals Inc                      032346108      240       4900  SH           Sole                4900
BP PLC-Spons ADR                                055622104      547       7940  SH           Sole                7940
Bank of New York                                064057102      368      10200  SH           Sole               10200
Biophan Technologies, Inc.                      09064V105      269     159155  SH           Sole              159155
Bristol-Myers Squibb Co.                        110122108      296      12030  SH           Sole               12030
Columbus McKinnon Corp.                         199333105     1750      65000  SH           Sole               65000
Community Bank N.A.                             203607106     2032      91000  SH           Sole               91000
Computer Task Group                             205477102      722     169950  SH           Sole              169950
Exxon Mobil Corp.                               30231G102     1022      16800  SH           Sole               16800
General Electric Co.                            369604103     1507      43318  SH           Sole               43318
Jefferson Pilot Corp.                           475070108      255       4555  SH           Sole                4555
Johnson & Johnson                               478160104      231       3900  SH           Sole                3900
Smartvideo Technologies Inc                     831698105       20      10300  SH           Sole               10300
REPORT SUMMARY                            69 DATA RECORDS   223978             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.